UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-08

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC         11-10-08
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total:  $  119,469
                                         -----------
                                         (thousands)

                                                      SCHALLER INVESTMENT GROUP
                                                              FORM 13F
                                                         September 30, 2008

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autoliv Inc                    COM              052800109     1782    52800 SH       Sole                    52800
Autozone                       COM              053332102     4267    34595 SH       Sole                    34595
BERKSHIRE HATHAWAY INC CL B    COM              084670207    26352     5996 SH       Sole                     5996
CANADIAN NATURAL RESOURCES LTD COM              136385101     2738    40000 SH       Sole                    40000
DISH NETWORK CORP CL A         COM              25470m109     8264   393530 SH       Sole                   393530
Echostar Corp                  COM              278768106     2406    99854 SH       Sole                    99854
Fastenal CO                    COM              311900104     4939   100000 SH       Sole                   100000
Homefed Corp                   COM              43739d307     3480    80027 SH       Sole                    80027
Idexx Labs                     COM              45168d104     8053   146960 SH       Sole                   146960
Imperial Metals Corp           COM              452892102     1526   235400 SH       Sole                   235400
Johnson & Johnson              COM              478160104    10791   155754 SH       Sole                   155754
Mohawk Industries              COM              608190104    11314   167885 SH       Sole                   167885
Pfizer INC                     COM              717081103     8587   465650 SH       Sole                   465650
STRAYER EDUCATION INC          COM              863236105     8999    44935 SH       Sole                    44935
TARGET CORP                    COM              87612e106     6819   139025 SH       Sole                   139025
WALGREEN CO                    COM              931422109     7384   238500 SH       Sole                   238500
Washington Post                COM              939640108     1768     3175 SH       Sole                     3175